RELATED PARTIES - Narrative (Details) - USD ($) $ in Millions	Jun. 10, 2026	May 28, 2026
VEON Amsterdam B.V. | Other receivables from VEON Amsterdam B.V.
Disclosure of offsetting of financial liabilities [line items]
Net financial assets subject to offsetting		$ 9
VEON Amsterdam B.V. | Loan Note Payable - VEON Amsterdam B.V.
Disclosure of offsetting of financial liabilities [line items]
Net financial liabilities subject to offsetting		$ 9
VEON Ltd. | Other receivables from VEON Amsterdam B.V.
Disclosure of offsetting of financial liabilities [line items]
Net financial assets subject to offsetting	$ 8
VEON Ltd. | Other Current Liabilities
Disclosure of offsetting of financial liabilities [line items]
Net financial liabilities subject to offsetting	$ 8